Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2016
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

	June 30, 2016	December 31, 2015
Intangible assets
Acquisition cost (*) (***)	$271,547	$271,547
Accumulated amortization (*)	(127,069)	(121,090)
Total Intangible assets net book value	144,478	150,457
Unfavorable lease terms
Acquisition cost (**)	(24,721)	(24,721)
Accumulated amortization	17,407	17,195
Write offs (**)	7,314	—
Unfavorable lease terms net book value	—	(7,526)
Total Intangibles net book value	$144,478	$142,931

(*)	As of June 30, 2016 and December 31, 2015, intangible assets associated with favorable lease terms included an amount of $10,575 related to purchase options for the vessels.
(**) (***)
As of June 30, 2016 and December 31, 2015, the intangible liability associated with the unfavorable lease terms included an amount of $0 and $(467), respectively, related to purchase options held by third parties. During the six months ended June 30, 2016, $7,314 of unfavorable lease terms were written-off. This write-off resulted from the early redelivery of one vessel (See Note 10). During the six months ended June 30, 2016, acquisition cost and accumulated amortization of $17,407, of fully amortized unfavorable lease terms were written-off. As of June 30, 2016 and December 31, 2015, no purchase options held by third parties were exercised.
As of June 30, 2016, Navios Logistics, had paid $17,000, for the expansion of its dry port terminal in Uruguay.

Schedule of aggregate amortization expense

Period
Year One	$11,939
Year Two	6,847
Year Three	6,326
Year Four	6,333
Year Five	6,326
Thereafter	96,132
Total	$133,903